Prepayments and other current assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets, net
Summary of prepayments and other current assets, net

	As of December 31,
	2024	2025
	RMB	RMB	US$ (Note 2(d))
Prepayments to suppliers	144,083	98,018	14,017
Interest income receivable	381	630	90
Prepayment for advertising expenses	1,395	1,792	256
Loan receivables (a)	19,498	94	13
Value-added tax receivables	38,869	39,389	5,633
Receivables from employees	7,438	2,191	313
Refunds due from vendors	6,244	—	—
Others	17,535	15,444	2,208
Total	235,443	157,558	22,530

(a) Loan receivables are recorded in connection with the Group’s cash lending service, which are expected to receive within one year according to the repayment schedule.

Summary of provision for prepayments and other current assets

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	324,878	319,321	292,870	41,880
Addition	1,355	900	4,438	635
Reversal	(4,278)	(14,381)	(4,114)	(588)
Write-offs	(2,634)	(1,700)	—	—
Disposals of subsidiaries	—	(11,270)	—	—
Balance at the end of year	319,321	292,870	293,194	41,927